FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
UPS 401(k) Savings Plan
Employer ID NO: 95-1732075
Plan NO: 004
FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(d) Cost	(e) Current Value
	SHORT-TERM INVESTMENTS:
*	State Street Bank & Trust Short-Term Investment Fund	36,110,782	shares	**	$36,111

	COMMON AND COLLECTIVE TRUST INVESTMENTS:
*	BlackRock Government Short-Term Investment Fund	321,911,904	units	**	321,912
*	BlackRock US Debt Index Fund	116,852,746	units+	**	1,246,667
*	BlackRock Emerging Markets Index Fund F	13,664,780	units+	**	179,842
*	BlackRock Extended Equity Index Fund	162,012,057	units+	**	1,719,871
*	BlackRock MSCI World Equity ex-US Fund F	106,425,760	units+	**	1,345,158
*	BlackRock Equity Index Fund F	378,061,165	units+	**	4,335,915
*	BlackRock Strategic Completion Non-Lendable Fund F	5,102,604	units	**	77,761
*	BlackRock LifePath 2021 Income Fund F	6,967,827	units+	**	74,088
*	BlackRock LifePath 2024 Income Fund F	10,454,677	units+	**	111,311
*	BlackRock LifePath 2027 Income Fund F	15,008,550	units+	**	160,183
*	BlackRock LifePath 2030 Income Fund F	20,511,981	units+	**	219,995
*	BlackRock LifePath 2033 Income Fund F	24,128,517	units+	**	260,134
*	BlackRock LifePath Paycheck 2035 Fund F	14,440,349	units+	**	156,214
*	BlackRock LifePath 2036 Income Fund F	8,202,310	units+	**	88,900
*	BlackRock LifePath Paycheck 2040 Fund F	29,562,767	units+	**	322,397
*	BlackRock LifePath Paycheck 2045 Fund F	32,920,639	units+	**	362,035
*	BlackRock LifePath Paycheck 2050 Fund F	35,919,693	units+	**	398,292
*	BlackRock LifePath Paycheck 2055 Fund F	39,846,993	units+	**	443,609
*	BlackRock LifePath Paycheck 2060 Fund F	41,483,556	units+	**	462,139
*	BlackRock LifePath Paycheck 2065 Fund F	23,568,798	units+	**	262,552
*	BlackRock LifePath Paycheck 2070 Fund F	2,629,090	units+	**	29,288
*	BlackRock LifePath Paycheck 40-60 Retirement Fund F	7,154,790	units+	**	75,996
*	BlackRock LifePath Paycheck 50-50 Retirement Fund F	494,230	units+	**	5,271

	Total common and collective trust investments				12,659,530

	GUARANTEED INVESTMENT CONTRACT INVESTMENTS:
(1)	BlackRock 1-3 Year Government Bond Index Fund	188,976	units	**	26,132
(1)	BlackRock Intermediate Term Gov't Bond Fund	346,941	units	**	17,255
(1)	BlackRock 1-3 Year Credit Bond Index Non-Lendable Fund	250,886	units	**	3,736
(1)	BlackRock Intermediate Term Bond Index Fund	870,022	units	**	60,610
(1)	BlackRock Asset Backed Securities Index Fund	703,541	units	**	29,851
(1)	BlackRock Mortgage-Backed Securities Index Fund	647,262	units	**	37,256
(1)	BlackRock Commercial Mortgage-Backed Securities Index Fund	330,370	units	**	11,658
(1)	Ally Auto Receivables Trust 2025‑1, Class A‑3 Asset‑Backed Notes	207,000	units	**	208
(1)	BANK5 2025‑5YR19, Class A‑2 Commercial Mortgage Pass‑Through Certificates	1,360,000	units	**	1,385
(1)	BANK5 2025-5YR17 Commercial Mortgage Pass-Through Certificates, Class A-2	2,650,000	units	**	2,694
(1)	BANK5 2024-5YR7 SER 2024-5YR7 CL A-35.76900% 06/15/2057 BOND	1,275,000	units	**	1,337
(1)	Benchmark 2025-V16 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Class A-2	560,122	units	**	573
(1)	BENCHMARK MORTGAGE SER 2024-V9 CL A-3 5.60190% 08/17/2057 TR 2024-V9 BOND	1,137,032	units	**	1,187
(1)	BMO MORTGAGE TR SER 2024-5C4 CL A-2 6.04500% 05/17/2057 2024-5C4 BOND	1,148,638	units	**	1,209

(1)	CAP ONE MULTI-AST SER 2023-1 CL A 4.42000% 05/15/2028 EXEC 2023-1 BOND	750,000	units	**	753
(1)	CARMAX AUTO OWNER SER 2023-4 CL A-3 6.00000% 07/17/2028 TRUST 2023-4 BOND	351,024	units	**	356
(1)	CHASE ISSUE TR SER 2024-1 CL A 4.60000% 01/16/2029 2024-1 BOND	900,000	units	**	910
(1)	CNH EQUIP TRUST SER 2024-A CL A-3 4.77000% 06/15/2029 2024-A BOND	590,308	units	**	596
(1)	CNH EQUIPMENT TRUST SER 2024-B CL A-3 5.19000% 09/17/2029 2024-B BOND	793,378	units	**	807
(1)	DAIMLER TRUCKS SER 2023-1 CL A-3 5.90000% 03/15/2027 RETAIL 2023-1 BOND	257,241	units	**	259
(1)	DISCOVER CARD SER 2023-1 CL A 4.31000% 03/15/2028 EXECUTION NOTE T BOND	725,000	units	**	727
(1)	FEDL NATL MTG ASSN SER 2015-093 CL 3-MB1.25000% 11/25/2041	497,954	units	**	486
(1)	FEDL NATL MTG ASSN SER 2016-088 CL 8-LA2.50000% 04/25/2042	1,099,645	units	**	1,073
(1)	Fannie Mae REMIC Trust 2019-14, Class DA	1,439,652	units	**	1,437
(1)	Fannie Mae REMIC Trust 2024-73, Class PA	1,176,098	units	**	1,194
(1)	Fannie Mae REMIC Trust 2024-73, Class PA	1,440,146	units	**	1,451
(1)	FEDL HOME LN MTG CRPSER 3919 CL AY 4.00000% 09/15/2031	1,025,385	units	**	1,027
(1)	FEDL HOME LN MTG CRPSER 4838 CL VA 4.00000% 03/15/2036	469,349	units	**	471
(1)	FEDL HOME LN MTG CRPSER 5009 CL GD 2.50000% 02/25/2040	666,737	units	**	651
(1)	Freddie Mac Structured Pass-Through Certificates, Series K-5257, Class GA	1,566,251	units	**	1,559
(1)	Freddie Mac Structured Pass-Through Certificates, Series K-5343, Class CA	515,434	units	**	520
(1)	Freddie Mac Structured Pass-Through Certificates, Series K-5357, Class A	1,025,832	units	**	1,025
(1)	Freddie Mac Structured Pass-Through Certificates, Series K-5394, Class AV	1,614,051	units	**	1,638
(1)	FEDL NATL MTG ASSN SER 2011-010 CL 0-AB3.00000% 02/25/2041	732,509	units	**	717
(1)	FEDL NATL MTG ASSN SER 2024-009 CL 9-NP5.39000% 06/25/2044	257,623	units	**	259
(1)	Ginnie Mae REMIC Trust 2023-5, Class EC	1,173,075	units	**	1,193
(1)	GOVT NATL MTG ASSN SER 2022-190 CL 0-CA5.00000% 08/20/2043	792,165	units	**	795
(1)	GOVT NATL MTG ASSN SER 2022-107 CL 7-A 3.00000% 05/20/2035	50,810	units	**	51
(1)	GOVT NATL MTG ASSN SER 2022-153 CL 3-HA4.50000% 02/20/2042	1,022,912	units	**	1,021
(1)	GOVT NATL MTG ASSN SER 2022-168 CL 8-MH4.50000% 01/20/2052	920,306	units	**	927
(1)	GOVT NATL MTG ASSN SER 2023-111 CL PG 5.00000% 05/20/2053	748,549	units	**	753
(1)	GOVT NATL MTG ASSN SER 2024-022 CL HA 5.00000% 02/20/2039	492,890	units	**	495
(1)	Ginnie Mae REMIC Trust 2025-47, Class MA	611,354	units	**	618
(1)	Ginnie Mae REMIC Trust 2025-50, Class D	200,762	units	**	203
(1)	JOHN DEERE OWNER TR SER 2024-B CL A-3 5.20000% 03/15/2029 2024-B BOND	588,000	units	**	598
(1)	JOHN DEERE OWNER TR SER 2023-C CL A-3 5.48000% 05/15/2028 2023-C BOND	540,601	units	**	547
(1)	JOHN DEERE OWNER SER 2024 CL A-3 4.96000% 11/15/2028 TRUST 2024 BOND	200,000	units	**	202
(1)	LOUISIANA LOC GOVT ENVIRONMENTAL FACS &05.08100% 06/01/2031CMNTY DEV AUTH SYS RESTORATION TAXABL	899,807	units	**	921
(1)	Mercedes-Benz Auto Receivables Trust 2023-2 Asset-Backed Notes, Class A-3	428,485	units	**	435
(1)	Nissan Auto Receivables Owner Trust 2025-A Asset-Backed Notes, Class A-3	538,000	units	**	546
(1)	UNITED STATES TREAS SER AN-2027 4.50000% 05/15/2027 NTS NOTE	30,000	units	**	31
(1)	U.S. Treasury Note, 4.25% due 01/15/2028	2,416,000	units	**	2,499
(1)	U.S. Treasury Note, 3.875% due 07/15/2028	814,000	units	**	836
(1)	U.S. Treasury Note, 3.625% due 08/15/2028	4,965,000	units	**	5,046
(1)	Volkswagen Auto Lease Trust 2023-A Asset-Backed Notes, Class A-3	203,285	units	**	204
(1)	Volkswagen Auto Lease Trust 2025-B Asset-Backed Notes, Class A-3	712,000	units	**	716
(1)	WORLD OMNI AUTO SER 2023-D CL A-3 5.79000% 02/15/2029 2023-D BOND	190,969	units	**	194
(1)	WORLD OMNI AUTO REC SER 2024-A CL A-3 4.86000% 03/15/2029 TR 2024-A BOND	468,417	units	**	472
(1)	AbbVie Inc Fixed 11/21/2029 3.20%	987,000	units	**	961
(1)	Affirm Asset Securitization Trust 2024-A Mortgage Bond 02/15/2029 5.61%	450,000	units	**	452
(1)	Affirm Asset Securitization Trust 2025-X2 Mortgage Bond 10/15/2030 4.93%	100,000	units	**	100
(1)	Air Lease Corp Fixed 02/01/2028 5.30%	588,000	units	**	612
(1)	Alabama Power Co Fixed 04/02/2035 5.10%	134,000	units	**	139
(1)	Aligned Data Centers Issuer LLC Mortgage Bond 08/17/2048 6.00%	500,000	units	**	505
(1)	Ally Auto Receivables Trust 2024-1 Mortgage Bond 12/15/2028 5.08%	131,297	units	**	132
(1)	Amazon.com Inc Fixed 11/20/2030 4.10%	406,000	units	**	409

(1)	American Airlines 2025-1 Class A Pass Through Trust Fixed 05/11/2038 4.90%	112,000	units	**	111
(1)	American Electric Power Co Inc Fixed 03/15/2056 5.80%	630,000	units	**	635
(1)	American Express Co Fixed 07/27/2029 5.28%	588,000	units	**	619
(1)	American Heritage Auto Receivables Trust 2024-1 Mortgage Bond 09/17/2029 4.90%	149,000	units	**	151
(1)	American International Group Inc - AIGROUP Fixed 05/07/2030 4.85%	66,000	units	**	68
(1)	American International Group Inc - AIGROUP Fixed 06/30/2030 3.40%	374,000	units	**	361
(1)	American Tower Corp Fixed 07/15/2028 5.25%	534,000	units	**	562
(1)	AmeriCredit Automobile Receivables Trust 2025-1 Mortgage Bond 03/19/2029 4.22%	86,000	units	**	86
(1)	Amgen Inc Fixed 03/02/2028 5.15%	588,000	units	**	612
(1)	Amphenol Corp Fixed 02/15/2033 4.40%	212,000	units	**	212
(1)	Aon Corp / Aon Global Holdings PLC Fixed 05/28/2027 2.85%	347,000	units	**	343
(1)	AASET MT-1 Ltd Mortgage Bond 02/16/2050 5.24%	248,878	units	**	250
(1)	Apollo Debt Solutions BDC Fixed 12/08/2028 5.20%	153,000	units	**	153
(1)	Aqua Finance Issuer Trust 2025-B Mortgage Bond 05/17/2051 4.79%	115,960	units	**	117
(1)	Arbor Realty Commercial Real Estate Notes 2025-FL1 LLC Mortgage Bond 01/20/2043 5.09%	230,471	units	**	230
(1)	AT&T Inc Fixed 03/01/2029 4.35%	935,000	units	**	954
(1)	AutoNation Finance Trust 2025-1 Mortgage Bond 11/13/2029 4.62%	74,000	units	**	75
(1)	Auxilior Term Funding 2024-1 LLC Mortgage Bond 07/15/2031 5.49%	100,000	units	**	102
(1)	Ballyrock CLO 19 Ltd Mortgage Bond 04/20/2035 4.99%	425,000	units	**	429
(1)	BANK 2017-BNK4 Mortgage Bond 05/15/2050 3.36%	994,655	units	**	990
(1)	BofA Auto Trust 2025-1 Mortgage Bond 11/20/2029 4.35%	120,000	units	**	121
(1)	Bank of America Corp - BOA Fixed 04/25/2029 5.20%	1,174,000	units	**	1,215
(1)	Bank of Montreal Fixed 06/05/2026 5.30%	640,000	units	**	646
(1)	BANK5 2024-5YR12 Mortgage Bond 12/15/2057 5.42%	715,000	units	**	741
(1)	BAT International Finance PLC Fixed 02/02/2029 5.93%	320,000	units	**	344
(1)	Bayer US Finance LLC Fixed 11/21/2026 6.13%	400,000	units	**	408
(1)	Bayview Opportunity Master Fund VII 2024-CAR1 LLC Mortgage Bond 12/26/2031 4.97%	98,365	units	**	99
(1)	Benchmark 2024-V11 Mortgage Trust Mortgage Bond 11/15/2057 5.42%	348,970	units	**	363
(1)	Boeing Co/The Fixed 05/01/2030 5.15%	881,000	units	**	914
(1)	Bayview Opportunity Master Fund VII Trust 2024-SN1 Mortgage Bond 03/15/2028 5.66%	90,635	units	**	91
(1)	Brown & Brown Inc Fixed 06/23/2032 5.25%	209,000	units	**	214
(1)	Canadian Imperial Bank of Commerce/Canada - CANIMP Fixed 04/28/2028 5.00%	588,000	units	**	607
(1)	Canadian Imperial Bank of Commerce/Canada - CANIMP Fixed 04/08/2029 5.26%	220,000	units	**	231
(1)	Capital One Financial Corp Fixed 06/08/2029 6.31%	1,138,000	units	**	1,199
(1)	Capital One Multi-Asset Execution Trust Mortgage Bond 05/15/2028 4.42%	1,000,000	units	**	1,004
(1)	Capital One NA Fixed 08/09/2028 1.90%	600,000	units	**	638
(1)	Capital One Prime Auto Receivables Trust 2022-2 Mortgage Bond 05/17/2027 3.66%	57,115	units	**	57
(1)	Capital One Prime Auto Receivables Trust 2023-1 Mortgage Bond 02/15/2028 4.87%	35,649	units	**	36
(1)	Capital One Prime Auto Receivables Trust 2023-1 Mortgage Bond 08/15/2028 4.76%	340,000	units	**	343
(1)	CARDS II Trust Mortgage Bond 07/15/2029 4.40%	473,000	units	**	475
(1)	Carrier Global Corp Fixed 02/15/2031 2.70%	694,000	units	**	651
(1)	Carvana Auto Receivables Trust 2021-N1 Mortgage Bond 01/10/2028 1.30%	92,825	units	**	92
(1)	CenterPoint Energy Inc Fixed 06/01/2029 5.40%	981,000	units	**	1,021
(1)	Chase Auto Owner Trust 2024-4 Mortgage Bond 07/25/2029 4.94%	327,830	units	**	331
(1)	Chase Issuance Trust Mortgage Bond 07/15/2030 4.16%	482,000	units	**	488
(1)	Chevron USA Inc Fixed 08/13/2028 4.05%	485,000	units	**	496
(1)	Cigna Group/The Fixed 10/15/2028 4.38%	613,000	units	**	624
(1)	Citibank NA - CITIBANK Fixed 05/29/2030 4.91%	700,000	units	**	724
(1)	CGMS Commercial Mortgage Trust 2017-B1 Mortgage Bond 08/15/2050 3.20%	930,650	units	**	919
(1)	Citizens Auto Receivables Trust 2024-1 Mortgage Bond 04/17/2028 5.11%	91,909	units	**	93
(1)	Citizens Auto Receivables Trust 2024-2 Mortgage Bond 08/15/2028 5.33%	263,262	units	**	266
(1)	Citizens Financial Group Inc Fixed 01/23/2030 5.84%	49,000	units	**	52
(1)	CLI Funding IX LLC Mortgage Bond 06/20/2050 5.35%	95,908	units	**	98
(1)	CNH Equipment Trust 2021-C Mortgage Bond 04/16/2029 1.41%	260,000	units	**	260

(1)	CNH Equipment Trust 2023-B Mortgage Bond 02/15/2029 5.60%	308,376	units	**	314
(1)	Consolidated Edison Co of New York Inc Fixed 04/01/2030 3.35%	640,000	units	**	626
(1)	Concord Music Royalties LLC Mortgage Bond 07/20/2075 5.51%	261,000	units	**	266
(1)	Connecticut Light and Power Co/The Fixed 01/15/2030 4.95%	730,000	units	**	766
(1)	Consumers Energy Co Fixed 02/15/2029 4.90%	881,000	units	**	920
(1)	Corebridge Financial Inc Fixed 01/15/2034 5.75%	232,000	units	**	249
(1)	Cousins Properties LP Fixed 07/15/2030 5.25%	326,000	units	**	344
(1)	Cousins Properties LP Fixed 02/15/2032 5.38%	154,000	units	**	162
(1)	CVS Health Corp Fixed 03/25/2028 4.30%	401,000	units	**	407
(1)	Daimler Trucks Retail Trust 2023-1 Mortgage Bond 03/15/2027 5.90%	89,887	units	**	91
(1)	DataBank Issuer II LLC Mortgage Bond 09/27/2055 5.18%	339,000	units	**	335
(1)	DataBank Issuer Mortgage Bond 02/27/2051 2.06%	500,000	units	**	498
(1)	Dell International LLC / EMC Corp Fixed 06/15/2026 6.02%	72,000	units	**	73
(1)	Dllad 2024-1 LLC Mortgage Bond 07/20/2029 5.30%	132,000	units	**	135
(1)	Dryden 108 CLO Ltd Mortgage Bond 07/18/2037 5.03%	236,842	units	**	239
(1)	DTE Energy Co Fixed 07/01/2027 4.95%	191,000	units	**	198
(1)	Duke Energy Corp Fixed 01/05/2027 4.85%	470,000	units	**	486
(1)	Eaton Corp Fixed 05/18/2028 4.35%	320,000	units	**	325
(1)	Ecolab Inc Fixed 03/24/2030 4.80%	588,000	units	**	611
(1)	Enel Finance International NV Fixed 09/30/2028 4.13%	600,000	units	**	605
(1)	Enterprise Fleet Financing 2025-2 LLC Mortgage Bond 06/20/2029 4.41%	138,000	units	**	140
(1)	Enterprise Products Operating LLC Fixed 07/31/2029 3.13%	454,000	units	**	446
(1)	Equinix Inc Fixed 11/18/2029 3.20%	694,000	units	**	669
(1)	ERP Operating LP Fixed 06/15/2032 4.95%	95,000	units	**	97
(1)	Exelon Corp Fixed 03/15/2028 5.15%	881,000	units	**	914
(1)	Exeter Automobile Receivables Trust 2024-3 Mortgage Bond 07/16/2029 5.70%	113,000	units	**	115
(1)	Exeter Automobile Receivables Trust 2024-5 Mortgage Bond 03/15/2028 4.45%	43,799	units	**	44
(1)	Extra Space Storage LP Fixed 07/01/2026 3.50%	626,000	units	**	635
(1)	Fannie Mae Pool Mortgage Bond 03/01/2035 3.00%	134,712	units	**	132
(1)	Fannie Mae Pool Mortgage Bond 01/01/2055 6.00%	1,966,820	units	**	2,061
(1)	Fannie Mae Pool Mortgage Bond 01/01/2055 5.00%	1,437,531	units	**	1,453
(1)	Fannie Mae Pool Mortgage Bond 09/01/2035 5.00%	542,588	units	**	556
(1)	Fannie Mae Pool Mortgage Bond 10/01/2040 5.00%	348,364	units	**	355
(1)	Fannie Mae Pool Mortgage Bond 08/01/2040 5.00%	485,000	units	**	494
(1)	Fannie Mae Pool Mortgage Bond 11/01/2040 5.00%	515,000	units	**	527
(1)	Fannie Mae Pool Mortgage Bond 02/01/2050 3.00%	457,783	units	**	416
(1)	Fannie Mae Pool Mortgage Bond 11/01/2052 4.50%	1,935,241	units	**	1,917
(1)	Fannie Mae Pool Mortgage Bond 08/01/2050 3.50%	1,207,585	units	**	1,137
(1)	Fannie Mae Pool Mortgage Bond 04/01/2051 3.00%	2,858,637	units	**	2,577
(1)	Fannie Mae Pool Mortgage Bond 07/01/2053 5.00%	2,336,749	units	**	2,370
(1)	Fannie Mae Pool Mortgage Bond 05/01/2040 3.50%	1,040,488	units	**	1,010
(1)	Fannie Mae Pool Mortgage Bond 03/01/2054 6.00%	369,696	units	**	387
(1)	Fannie Mae Pool Mortgage Bond 09/01/2031 1.50%	173,704	units	**	165
(1)	Fannie Mae REMICS Mortgage Bond 07/25/2033 4.00%	253,156	units	**	253
(1)	Federal Realty OP LP Fixed 07/15/2027 3.25%	445,000	units	**	446
(1)	Freddie Mac Multifamily Structured Pass Through Certificates Mortgage Bond 10/25/2031 4.68%	386,250	units	**	397
(1)	Ford Credit Auto Lease Trust 2025-A Mortgage Bond 02/15/2029 4.78%	363,000	units	**	368
(1)	Ford Credit Auto Owner Trust 2023-A Mortgage Bond 01/15/2029 5.07%	500,000	units	**	506
(1)	Fortress Credit Opportunities XXXI CLO Ltd Mortgage Bond 07/20/2033 5.38%	374,989	units	**	380
(1)	Foundry JV Holdco LLC Fixed 01/25/2033 5.90%	200,000	units	**	215
(1)	Freddie Mac Pool Mortgage Bond 06/01/2053 5.50%	2,610,479	units	**	2,672
(1)	Freddie Mac Pool Mortgage Bond 09/01/2053 5.50%	2,039,789	units	**	2,112
(1)	Freddie Mac Pool Mortgage Bond 11/01/2054 5.00%	1,589,393	units	**	1,598
(1)	Freddie Mac Pool Mortgage Bond 01/01/2055 6.00%	1,853,322	units	**	1,941

(1)	Freddie Mac Pool Mortgage Bond 01/01/2055 6.00%	1,864,492	units	**	1,953
(1)	Freddie Mac Pool Mortgage Bond 01/01/2055 6.00%	1,928,965	units	**	2,019
(1)	Freddie Mac Pool Mortgage Bond 09/01/2052 4.00%	1,382,646	units	**	1,326
(1)	Freddie Mac Pool Mortgage Bond 05/01/2055 5.50%	3,228,398	units	**	3,306
(1)	GE HealthCare Technologies Inc Fixed 08/14/2029 4.80%	95,000	units	**	99
(1)	GE HealthCare Technologies Inc Fixed 01/15/2031 4.80%	288,000	units	**	301
(1)	General Motors Financial Co Inc Fixed 07/15/2030 5.45%	262,000	units	**	281
(1)	General Motors Financial Co Inc Fixed 04/04/2032 5.63%	117,000	units	**	124
(1)	General Motors Financial Co Inc Fixed 06/23/2028 5.80%	881,000	units	**	914
(1)	GMF Floorplan Owner Revolving Trust Mortgage Bond 11/15/2028 4.92%	400,000	units	**	404
(1)	Georgia Power Co Fixed 03/15/2030 4.55%	315,000	units	**	324
(1)	Global Payments Inc Fixed 11/15/2030 4.88%	356,000	units	**	359
(1)	GM Financial Automobile Leasing Trust 2024-2 Mortgage Bond 05/22/2028 5.36%	156,000	units	**	158
(1)	Goldentree Loan Management US Clo 9 Ltd Mortgage Bond 04/20/2037 5.38%	1,000,000	units	**	1,014
(1)	Goldman Sachs Group Inc/The Fixed 10/21/2029 4.15%	717,000	units	**	723
(1)	Ginnie Mae II Pool Mortgage Bond 02/20/2052 3.50%	758,441	units	**	699
(1)	Government National Mortgage Association Mortgage Bond 11/20/2050 4.50%	618,553	units	**	622
(1)	GreenSky Home Improvement Trust 2024-1 Mortgage Bond 06/25/2059 5.67%	171,162	units	**	176
(1)	Home Depot Inc/The Fixed 09/15/2032 4.50%	347,000	units	**	356
(1)	Honda Auto Receivables 2023-4 Owner Trust Mortgage Bond 06/21/2028 5.67%	46,774	units	**	47
(1)	HSBC USA Inc Fixed 06/03/2028 4.65%	585,000	units	**	596.13
(1)	Huntington Bancshares Inc/OH Fixed 01/15/2031 5.27%	187,000	units	**	197.12
(1)	Hyundai Auto Lease Securitization Trust 2025-C Mortgage Bond 07/17/2028 4.36%	335,000	units	**	338.4
(1)	ING Groep NV Fixed 03/28/2028 4.02%	800,000	units	**	808.55
(1)	Intercontinental Exchange Inc Fixed 09/15/2027 4.00%	613,000	units	**	622.1
(1)	IRV Trust 2025-200P Mortgage Bond 03/14/2047 5.29%	265,000	units	**	273.59
(1)	JB Hunt Transport Services Inc Fixed 03/15/2030 4.90%	520,000	units	**	539.03
(1)	John Deere Owner Trust 2023 Mortgage Bond 12/17/2029 5.01%	435,000	units	**	439.68
(1)	JPMorgan Chase & Co Fixed 10/22/2031 4.26%	490,000	units	**	493.1
(1)	JPMorgan Chase & Co Fixed 07/24/2029 5.30%	1,174,000	units	**	1,237.42
(1)	JPMorgan Chase & Co Fixed 10/22/2027 6.07%	320,000	units	**	328.77
(1)	Keurig Dr Pepper Inc Fixed 05/25/2028 4.60%	588,000	units	**	595.61
(1)	Kinder Morgan Inc Fixed 03/01/2028 4.30%	613,000	units	**	624.88
(1)	Kite Realty Group LP Fixed 12/15/2031 4.95%	716,000	units	**	730.28
(1)	Kubota Credit Owner Trust 2023-1 Mortgage Bond 06/15/2027 5.02%	221,183	units	**	222.55
(1)	LAD Auto Receivables Trust 2024-3 Mortgage Bond 03/15/2030 4.93%	565,000	units	**	573.56
(1)	Lincoln National Corp Fixed 03/01/2028 3.80%	347,000	units	**	346.34
(1)	Lockheed Martin Corp Fixed 05/15/2028 4.45%	320,000	units	**	325.75
(1)	M&T Bank Auto Receivables Trust 2024-1 Mortgage Bond 02/17/2032 5.22%	227,139	units	**	230.16
(1)	M&T Bank Corp Fixed 07/08/2031 5.18%	346,000	units	**	365.1
(1)	M&T Equipment 2025-LEAF1 Notes Mortgage Bond 09/17/2029 4.78%	100,000	units	**	101.44
(1)	Marathon Petroleum Corp Fixed 03/01/2030 5.15%	253,000	units	**	264.97
(1)	Mars Inc Fixed 03/01/2030 4.80%	595,000	units	**	617.96
(1)	Marsh & McLennan Cos Inc Fixed 03/15/2030 4.65%	365,000	units	**	377.46
(1)	Merchants Fleet Funding LLC Mortgage Bond 04/20/2037 5.82%	182,543	units	**	184.05
(1)	Meta Platforms Inc Fixed 05/15/2028 4.60%	881,000	units	**	902.69
(1)	Meta Platforms Inc Fixed 11/15/2032 4.60%	353,000	units	**	358.93
(1)	MetroNet Infrastructure Issuer LLC Mortgage Bond 08/20/2055 5.40%	124,954	units	**	126.96
(1)	Mexico Government International Bond Fixed 05/13/2030 6.00%	232,000	units	**	244.95
(1)	Morgan Stanley Fixed 01/20/2027 3.63%	347,000	units	**	351.76
(1)	Morgan Stanley Fixed 10/18/2029 4.13%	351,000	units	**	353.77
(1)	Morgan Stanley Fixed 07/20/2029 5.45%	1,174,000	units	**	1,240.79
(1)	Morgan Stanley Capital I Trust 2016-BNK2 Mortgage Bond 11/15/2049 3.05%	600,000	units	**	590.24
(1)	Mosaic Co/The Fixed 01/15/2029 4.35%	222,000	units	**	223.96
(1)	MPLX LP Fixed 03/15/2028 4.00%	613,000	units	**	619.1

(1)	National Rural Utilities Cooperative Finance Corp Fixed 09/15/2028 5.05%	881,000	units	**	917.3
(1)	NatWest Group PLC Fixed 09/13/2029 5.81%	550,000	units	**	582.65
(1)	Neuberger Berman Loan Advisers CLO 41 Ltd Mortgage Bond 04/15/2034 4.95%	350,000	units	**	353.57
(1)	Neuberger Berman Loan Advisers CLO 47 Ltd Mortgage Bond 04/16/2035 5.20%	1,000,000	units	**	1,010.73
(1)	New Residential Mortgage Loan Trust 2024-NQM3 Mortgage Bond 11/25/2064 5.47%	154,831	units	**	157.62
(1)	NextEra Energy Capital Holdings Inc Fixed 09/01/2027 4.55%	317,000	units	**	325.78
(1)	NextGear Floorplan Master Owner Trust Mortgage Bond 03/15/2028 5.74%	300,000	units	**	301.78
(1)	NextGear Floorplan Master Owner Trust Mortgage Bond 09/15/2029 4.42%	250,000	units	**	252.29
(1)	Nissan Auto Receivables 2022-A Owner Trust Mortgage Bond 12/17/2029 2.07%	49,858	units	**	49.71
(1)	NRG Energy Inc Fixed 10/15/2030 4.73%	326,000	units	**	330.02
(1)	NRG Energy Inc Fixed 03/15/2033 7.00%	588,000	units	**	662.91
(1)	NY Commercial Mortgage Trust 2025-299P Mortgage Bond 02/10/2047 5.66%	100,000	units	**	105.77
(1)	Octane Receivables Trust 2023-3 Mortgage Bond 03/20/2029 6.44%	33,774	units	**	34.01
(1)	Octane Receivables Trust 2024-3 Mortgage Bond 05/20/2030 4.94%	67,023	units	**	67.49
(1)	OneMain Direct Auto Receivables Trust 2019-1 Mortgage Bond 11/14/2028 3.95%	616,771	units	**	617.09
(1)	ONEOK Inc Fixed 11/15/2032 6.10%	588,000	units	**	634.74
(1)	OBX 2024-NQM18 Trust Mortgage Bond 10/25/2064 5.41%	86,404	units	**	87.3
(1)	Oracle Corp Fixed 09/26/2032 4.80%	271,000	units	**	266.36
(1)	Oscar US Funding XVI LLC Mortgage Bond 02/10/2028 5.54%	178,000	units	**	179.44
(1)	OWL Rock Clo XXI LLC Mortgage Bond 07/24/2034 5.27%	421,488	units	**	426.54
(1)	Paychex Inc Fixed 04/15/2030 5.10%	170,000	units	**	177
(1)	PECO Energy Co Fixed 09/15/2035 4.88%	530,000	units	**	543.82
(1)	PenFed Auto Receivables Owner Trust 2022-A Mortgage Bond 12/15/2028 4.83%	125,000	units	**	125.41
(1)	Pfizer Investment Enterprises Pte Ltd Fixed 05/19/2028 4.45%	588,000	units	**	599.03
(1)	PFS Financing Corp Mortgage Bond 10/15/2028 5.52%	610,000	units	**	618.41
(1)	Philip Morris International Inc Fixed 02/15/2030 5.13%	588,000	units	**	619.71
(1)	Phillips Edison Grocery Center Operating Partnership I LP Fixed 08/15/2032 5.25%	250,000	units	**	262.9
(1)	Phillips Edison Grocery Center Operating Partnership I LP Fixed 07/15/2034 5.75%	108,000	units	**	116
(1)	PK Alift Loan Funding 7 LP Mortgage Bond 03/15/2043 4.75%	244,196	units	**	245.27
(1)	Plains All American Pipeline LP / PAA Finance Corp Fixed 01/15/2031 4.70%	85,000	units	**	86.81
(1)	PNC Financial Services Group Inc/The Fixed 08/13/2026 1.15%	374,000	units	**	369.39
(1)	PNC Financial Services Group Inc/The Fixed 06/12/2029 5.58%	588,000	units	**	611.8
(1)	PRPM 2025-RPL4 LLC Mortgage Bond 05/25/2055 3.00%	182,964	units	**	174.49
(1)	Prologis LP Fixed 06/15/2028 4.88%	588,000	units	**	603.45
(1)	Prologis Targeted US Logistics Fund LP Fixed 04/01/2029 5.25%	306,000	units	**	319.25
(1)	Public Service Co of Colorado Fixed 09/15/2035 5.15%	427,000	units	**	442.39
(1)	Public Service Electric and Gas Co Fixed 08/01/2033 5.20%	881,000	units	**	934.44
(1)	Public Storage Operating Co Fixed 01/15/2029 5.13%	588,000	units	**	621.8
(1)	Realty Income Corp Fixed 07/15/2033 4.90%	640,000	units	**	664.9
(1)	Regatta XX Funding Ltd Mortgage Bond 01/15/2038 5.08%	1,000,000	units	**	1,011.08
(1)	Retained Vantage Data Centers Issuer LLC Mortgage Bond 08/15/2050 5.09%	137,000	units	**	136.16
(1)	Rockford Tower CLO 2025-1 Ltd Mortgage Bond 03/31/2038 5.11%	500,000	units	**	506.18
(1)	Royal Bank of Canada Fixed 08/01/2028 5.20%	588,000	units	**	619.14
(1)	Royal Caribbean Cruises Ltd Fixed 01/15/2036 5.38%	92,000	units	**	93.86
(1)	Santander Drive Auto Receivables Trust 2024-5 Mortgage Bond 11/15/2028 4.62%	110,387	units	**	110.79
(1)	Santander Drive Auto Receivables Trust 2025-1 Mortgage Bond 03/17/2031 5.04%	281,000	units	**	285.04
(1)	Santander Drive Auto Receivables Trust 2025-2 Mortgage Bond 05/15/2031 5.06%	365,000	units	**	370.3
(1)	Santander Drive Auto Receivables Trust 2025-4 Mortgage Bond 01/15/2032 4.52%	56,000	units	**	56.26
(1)	Santander Holdings USA Inc Fixed 01/09/2030 6.17%	401,000	units	**	430.01
(1)	SCF Equipment Leasing 2024-1 LLC Mortgage Bond 01/20/2032 5.52%	100,000	units	**	102.09
(1)	SCF Equipment Leasing 2025-1 LLC Mortgage Bond 11/21/2033 5.11%	152,000	units	**	155.44
(1)	SFS Auto Receivables Securitization Trust 2024-1 Mortgage Bond 05/21/2029 4.95%	37,001	units	**	37.28
(1)	SoFi Consumer Loan Program 2025-1 Trust Mortgage Bond 02/27/2034 4.80%	108,630	units	**	109.11
(1)	Southern California Edison Co Fixed 03/15/2030 5.25%	81,000	units	**	84.41
(1)	Stack Infrastructure Issuer LLC Mortgage Bond 05/25/2050 5.00%	370,262	units	**	366.39

(1)	Summit Issuer LLC Mortgage Bond 11/20/2055 5.21%	292,024	units	**	293.39
(1)	T-Mobile US Trust 2024-2 Mortgage Bond 05/21/2029 4.25%	136,000	units	**	136.83
(1)	T-Mobile USA Inc Fixed 02/01/2028 4.75%	613,000	units	**	625.38
(1)	Targa Resources Corp Fixed 09/15/2030 4.90%	394,000	units	**	407.54
(1)	Tesla Electric Vehicle Trust 2023-1 Mortgage Bond 06/20/2028 5.38%	96,052	units	**	96.93
(1)	TIF Funding III LLC Mortgage Bond 04/20/2049 5.48%	260,625	units	**	262.28
(1)	Toronto-Dominion Bank Fixed 07/17/2028 5.52%	588,000	units	**	624.22
(1)	Toyota Auto Receivables 2022-D Owner Trust Mortgage Bond 04/17/2028 5.43%	1,000,000	units	**	1,018.55
(1)	Toyota Motor Corp Fixed 06/30/2030 4.45%	849,000	units	**	859.97
(1)	Truist Financial Corp Fixed 03/02/2027 1.27%	450,000	units	**	449.63
(1)	Truist Financial Corp Fixed 01/26/2029 4.87%	613,000	units	**	635.75
(1)	Truist Financial Corp Fixed 10/23/2036 4.96%	629,000	units	**	629.32
(1)	UnitedHealth Group Inc Fixed 04/15/2033 4.50%	613,000	units	**	616.32
(1)	US Bancorp Fixed 06/12/2029 5.78%	587,000	units	**	612.11
(1)	United States Treasury Note/Bond Fixed 11/30/2027 3.38%	3,700,000	units	**	3,703.99
(1)	United States Treasury Note/Bond Fixed 09/30/2029 3.50%	3,000,000	units	**	3,014.35
(1)	United States Treasury Note/Bond Fixed 10/31/2027 3.50%	700,000	units	**	704.37
(1)	United States Treasury Note/Bond Fixed 08/31/2027 3.63%	355,000	units	**	360.16
(1)	United States Treasury Note/Bond Fixed 08/31/2030 3.63%	1,900,000	units	**	1,918.09
(1)	United States Treasury Note/Bond Fixed 04/30/2027 3.75%	1,600,000	units	**	1,615.17
(1)	United States Treasury Note/Bond Fixed 08/31/2026 3.75%	596,000	units	**	604.17
(1)	United States Treasury Note/Bond Fixed 08/15/2033 3.88%	2,535,000	units	**	2,555.1
(1)	United States Treasury Note/Bond Fixed 07/31/2027 3.88%	3,250,000	units	**	3,321.62
(1)	United States Treasury Note/Bond Fixed 07/31/2030 3.88%	2,700,000	units	**	2,765.75
(1)	United States Treasury Note/Bond Fixed 03/31/2027 3.88%	6,700,000	units	**	6,794.93
(1)	United States Treasury Note/Bond Fixed 11/15/2035 4.00%	925,000	units	**	918.43
(1)	United States Treasury Note/Bond Fixed 07/31/2030 4.00%	7,452,000	units	**	7,676.94
(1)	United States Treasury Note/Bond Fixed 07/31/2032 4.00%	450,000	units	**	460.49
(1)	United States Treasury Note/Bond Fixed 07/31/2028 4.13%	5,000,000	units	**	5,161.73
(1)	United States Treasury Note/Bond Fixed 05/15/2035 4.25%	1,485,000	units	**	1,508.57
(1)	United States Treasury Note/Bond Fixed 11/15/2034 4.25%	2,951,000	units	**	3,003.94
(1)	United States Treasury Note/Bond Fixed 12/31/2029 4.38%	5,325,000	units	**	5,471.02
(1)	United States Treasury Note/Bond Fixed 11/15/2045 4.63%	150,000	units	**	148
(1)	United States Treasury Note/Bond Fixed 04/30/2029 4.63%	600,000	units	**	624.34
(1)	United States Treasury Note/Bond Fixed 08/15/2055 4.75%	325,000	units	**	326.73
(1)	United States Treasury Note/Bond Fixed 11/15/2043 4.75%	1,103,000	units	**	1,113.75
(1)	United States Treasury Note/Bond Fixed 08/15/2045 4.88%	130,000	units	**	134.12
(1)	United States Treasury Note/Bond Fixed 05/15/2045 5.00%	675,000	units	**	699.75
(1)	Vantage Data Centers Issuer LLC Mortgage Bond 10/15/2046 2.17%	695,000	units	**	681.52
(1)	Ventas Realty LP Fixed 07/15/2032 5.10%	432,000	units	**	457.34
(1)	Verdant Receivables 2025-1 LLC Mortgage Bond 05/12/2033 4.96%	328,000	units	**	335.06
(1)	Verizon Communications Inc Fixed 03/21/2031 2.55%	721,000	units	**	664.5
(1)	Verizon Master Trust Mortgage Bond 08/22/2033 4.60%	525,000	units	**	524.99
(1)	Verus Securitization Trust 2024-9 Mortgage Bond 11/25/2069 5.44%	121,849	units	**	123.24
(1)	Vistra Operations Co LLC Fixed 10/15/2028 4.30%	388,000	units	**	392.27
(1)	Wells Fargo and Co Fixed 01/23/2030 5.20%	1,200,000	units	**	1,264.1
(1)	Wells Fargo and Co Fixed 07/25/2029 5.57%	587,000	units	**	622.39
(1)	Welltower OP LLC Fixed 07/01/2030 4.50%	472,000	units	**	488.48
(1)	Westlake Automobile Receivables Trust 2025-P1 Mortgage Bond 06/15/2029 4.58%	174,000	units	**	175.97
(1)	Williams Cos Inc/The Fixed 01/15/2031 7.50%	534,000	units	**	625.16
(1)	Wingspire Equipment Finance 2024-1 LLC Mortgage Bond 09/20/2032 4.99%	180,908	units	**	182.23
(1)	Wisconsin Public Service Corp Fixed 12/01/2029 4.55%	167,000	units	**	170.82
(1)	RCKT Mortgage Trust 2024-CES1 Mortgage Bond 02/25/2044 6.03%	400,519	units	**	405.83
(1)	Zayo Issuer LLC Mortgage Bond 06/20/2055 5.95%	581,609	units	**	597.77
(1)	Cash Held by GIC Trusts	1,084,969	units	**	884.47

(1)	Wrapper for American United Life Synthetic GIC	1	units	**	9
(1)	Wrapper for Citibank Synthetic GIC	1	units	**	16
	Total GIC investments				417,815.93

*	United Parcel Service, Inc.	11,065,754 shares of class A common stock		**	1,097,612

	Investments in self-managed accounts			**	1,001,894

	Total investments at fair value				$15,212,963

*	Various notes receivable from participants	Interest rates between 4.25% to 11.6% and maturity dates through 2040		***	35,424

	Total notes receivable from participants and investments at fair value				$15,248,387

*	Party-in-interest
**	Cost information is not required as all investments are participant-directed
***	Net of deemed distributions of $374
(1)	GIC owned investment reported at market value
+	Represents unitized accounts